Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Summary of Inventories
Inventories

as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Finished goods	¥784,544	¥907,872
Work in process	71,853	90,871
Raw materials	689,203	919,805

Total	¥1,545,600	¥1,918,548